UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Cantillon Capital Mgnt LLC
Address:  40 West 57th St
          27th Floor
          NY, NY 10019

13 File Number: 0001279936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. O'Brien
Title:     C.O.O.
Phone:     212-603-3310
Signature, Place and Date of Signing:

    James R. O'Brien NY, NY 10019 August 10, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    762234

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACCENTURE LTT CLASS A           COMMON STOCK     G1150G111  16144   482500	SH	SOLE		482500	0	0
D APOLLO INVSTMNT CORP COM STK    COMMON STOCK     03761U106  16556   2759373	SH	SOLE		2759373	0	0
D BECTON DICKINSON COM STK	    COMMON STOCK     075887109  115781  1623633	SH	SOLE		1623633	0	0
D BRIT AM TOBACCO ADR 	          ADR	         110448107  6283    112600	SH	SOLE		112600	0	0
D CHUBB CORP COM STK  	          COMMON STOCK     171232101  76152   1909540	SH	SOLE		1909540	0	0
D COLGATE PALMOLIVE COM STK  	    COMMON STOCK     194162103  34818   492200	SH	SOLE		492200	0	0
D CONAGRA FOODS INC COM STK	    COMMON STOCK     205887102  77557   4069105	SH	SOLE		4069105	0	0
D COVIDIEN PLC COM STK 		    COMMON STOCK     G2554F105  84204   2249029	SH	SOLE		2249029	0	0
D INTL FLAVORS INC COM STK 	    COMMON STOCK     459506101  9270    283300	SH	SOLE		283300	0	0
D PATTERSON INC COM STK		    COMMON STOCK     703395103  23265   1072140	SH	SOLE		1072140	0	0
D PFIZER INC COM STK 		    COMMON STOCK     717081103  48923   3261500	SH	SOLE		3261500	0	0
D PHILIP MORRIS INTL INC COM STK  COMMON STOCK     718172109  20596   472170	SH	SOLE		472170	0	0
D PROCTER & GAMBLE CO COM STK	    COMMON STOCK     742718109  97327   1904640	SH	SOLE		1904640	0	0
D SMITH & NEPHEW ADR 		    ADR		   83175M205  6942    186300	SH	SOLE		186300	0	0
D TRAVELERS INC COM STK  	    COMMON STOCK     89417E109  48489   1181508	SH	SOLE		1181508	0	0
D UNILEVER PLC ADR 		    COMMON STOCK     904767704  3574    152100	SH	SOLE		152100	0	0
D VAN KAMPEN SENIOR INCOME TRUST  ETF		   920961109  5515    1723522	SH	SOLE		1723522	0	0
D WILLIS GROUP HLDGS LTD 	    COMMON STOCK     G96655108  71237   2768620	SH	SOLE		2768620	0	0
S REPORT SUMMARY                  18DATA RECORDS              762234        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED